NUVEEN GEORGIA                                                            NUVEEN
INSURED UNIT TRUST 56                                                        934


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 18, 1997
5.19 - 5.41%
ESTIMATED LONG-TERM RETURN:
5.25 - 5.52%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.65 to $96.70 depending on the purchase amount
Cusip           67102H 199 monthly payment plan
Numbers         67102H 207 quarterly payment plan
                67102H 215 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-21                                            28.6%
2022-26                                            42.8%
2027+                                              28.6%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/17/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.19%
     Tax Equivalent Yield                          8.65%

Treasury Bonds
     Yield                                         7.09%
     Tax Equivalent Yield                          7.54%

Corporate Bonds
     Yield                   7.93%

 *COMPARES TRUST AS OF 04/17/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/16/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS GEORGIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  City of Atlanta and Fulton County (Georgia), Recreation Authority, Revenue  2007 at 102  AAA   Aaa
              Bonds (Downtown Arena Public Improvements Project), Series 1996A, 5.375%
              Due 12/1/26.
     500,000  Metropolitan Atlanta Rapid Transit Authority (Georgia), Sales Tax Revenue   2006 at 102  AAA   Aaa
              Bonds, Second Indenture Series, Refunding Series 1996A, 5.625% Due 7/1/20.
     500,000  The Hospital Authority of Clarke County, Georgia, Hospital Revenue          2007 at 100  AAA   Aaa
              Certificates (Athens Regional Medical Center Project), Series 1996, 5.00%
              Due 1/1/27. (Original issue discount bonds delivered on or about December
              18, 1996 at a price of 90.50% of principal amount.)(General Obligation
              Bonds.)
     500,000  Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 1997, 5.80% Due  2007 at 102 AAA   Aaa
              5/1/17. (When issued.)
     500,000  Development Authority of the City of Dalton (Georgia), Revenue Certificates  No Optional AAA   Aaa
              (Hamilton Health Care System), Series 1996, 5.50% Due 8/15/26.                  Call
     500,000  Richmond County (Georgia), Water and Sewerage Revenue Refunding and         2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996A, 5.25% Due 10/1/28.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM GEORGIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/17/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.65     4.90 %      5.19%   5.25%   5.23%   5.28%   5.25%   5.30 %
 500 / $50,000               99.50     4.75        5.20    5.26    5.23    5.29    5.25    5.31
 1,000 / $100,000            99.24     4.50        5.22    5.28    5.25    5.31    5.27    5.33
 2,500 / $250,000            98.98     4.25        5.23    5.30    5.26    5.33    5.28    5.35
 5,000 / $500,000            98.21     3.50        5.27    5.36    5.30    5.39    5.32    5.41
 10,000 / $1,000,000         97.70     3.00        5.30    5.40    5.33    5.43    5.35    5.45
 25,000 / $2,500,000         97.20     2.50        5.33    5.43    5.36    5.46    5.38    5.48
 50,000 / $5,000,000         96.70     2.00        5.35    5.47    5.39    5.50    5.41    5.52

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.0%
         5.19  % 7.69%   7.98%   8.65%      9.11 %
         5.20    7.70    8.00    8.67       9.12
         5.22    7.73    8.03    8.70       9.16
         5.23    7.75    8.05    8.72       9.18
         5.27    7.81    8.11    8.78       9.25
         5.30    7.85    8.15    8.83       9.30
         5.33    7.90    8.20    8.88       9.35
         5.35    7.93    8.23    8.92       9.39

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .6179
 Monthly plan            7/15/97       .4311   $ 5.1764
 Quarterly plan          8/15/97       .8676
                        11/15/97      1.3014     5.2084
 Semi-annual plan       11/15/97      2.1780
                         5/15/98      2.6136     5.2274
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.72 =   100.280
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/17/97)        interest
 100.280      X   $5.1764        =   $519.09
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 218                                                       934


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 18, 1997
5.22 - 5.43%
ESTIMATED LONG-TERM RETURN:
5.26 - 5.53%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.15 to $98.15 depending on the purchase amount
Cusip           6706LA 795 monthly payment plan
Numbers         6706LA 803 quarterly payment plan
                6706LA 811 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            14.3%
2020-21                                            14.3%
2022-23                                             0.0%
2024-25                                            28.5%
2026+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/17/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.22%
     Tax Equivalent Yield                          8.70%

Treasury Bonds
     Yield                                         7.09%
     Tax Equivalent Yield                          7.57%

Corporate Bonds
     Yield                   7.93%

 *COMPARES TRUST AS OF 04/17/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/16/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Seton Hall University Project  2006 at 101  AAA   Aaa
              Revenue Refunding Bonds, 1996 Series, Project E, 5.625% Due 7/1/19.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State   2006 at 101  AAA   Aaa
              College Issue, Series 1996 A, 5.10% Due 7/1/21.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2005 at 101  AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  The Essex County Improvement Authority (Essex County, New Jersey), County   2006 at 102  AAA   Aaa
              of Essex General Obligation Lease Revenue Refunding Bonds, Series 1996
              (County Jail and Youth House Projects), 5.35% Due 12/1/24.
     500,000  Gloucester County Utilities Authority, New Jersey, Sewer Revenue Refunding  2006 at 101  AAA   Aaa
              Bonds, 1996 Series, 5.45% Due 1/1/24. (General Obligation Bonds.)
     500,000  The Board of Education of the Township of Middletown in the County of       2007 at 100  AAA   Aaa
              Monmouth, New Jersey, School Bonds, 5.85% Due 8/1/26. (General Obligation
              Bonds.) (When issued.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM NEW JERSEY.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/17/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.15     4.90 %      5.22%   5.26%   5.25%   5.30%   5.27%   5.31 %
 500 / $50,000              100.99     4.75        5.23    5.26    5.26    5.30    5.28    5.32
 1,000 / $100,000           100.72     4.50        5.24    5.29    5.27    5.32    5.29    5.35
 2,500 / $250,000           100.46     4.25        5.25    5.30    5.28    5.34    5.30    5.36
 5,000 / $500,000            99.68     3.50        5.29    5.36    5.33    5.40    5.35    5.42
 10,000 / $1,000,000         99.17     3.00        5.32    5.40    5.35    5.44    5.37    5.46
 25,000 / $2,500,000         98.66     2.50        5.35    5.43    5.38    5.47    5.40    5.49
 50,000 / $5,000,000         98.15     2.00        5.38    5.47    5.41    5.51    5.43    5.53

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.5%   40.0%      43.5%
         5.22  % 7.68%   8.09%   8.70%      9.24 %
         5.23    7.69    8.11    8.72       9.26
         5.24    7.71    8.12    8.73       9.27
         5.25    7.72    8.14    8.75       9.29
         5.29    7.78    8.20    8.82       9.36
         5.32    7.82    8.25    8.87       9.42
         5.35    7.87    8.29    8.92       9.47
         5.38    7.91    8.34    8.97       9.52

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .6299
 Monthly plan            7/15/97       .4395   $ 5.2769
 Quarterly plan          8/15/97       .8844
                        11/15/97      1.3266     5.3089
 Semi-annual plan       11/15/97      2.2185
                         5/15/98      2.6622     5.3279
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.22 =  98.794
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/17/97)        interest
 98.794       X   $5.2769        =   $521.33
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 224                                                       934


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 18, 1997
5.33 - 5.54%
ESTIMATED LONG-TERM RETURN:
5.34 - 5.60%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    29.0 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.84 to $98.83 depending on the purchase amount
Cusip           6706H7 169 monthly payment plan
Numbers         6706H7 177 quarterly payment plan
                6706H7 185 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-22                                            14.3%
2023-25                                            14.6%
2026-28                                            57.1%
2029+                                              14.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/17/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.33%
     Tax Equivalent Yield                          8.60%

Treasury Bonds
     Yield                                         7.09%
     Tax Equivalent Yield                          7.29%

Corporate Bonds
     Yield                   7.93%

 *COMPARES TRUST AS OF 04/17/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/16/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2006 at 100 AAA   Aaa
              sylvania), Revenue Bonds, State System of Higher Education, Series N,
              5.875% Due 6/15/21.
     500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2007 at 102 AAA   Aaa
              sylvania), Bryn Mawr College Revenue Bonds, Series of 1997, 5.625% Due
              12/1/27. (When issued.)
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Hospital    2006 at 102  AAA   Aaa
              Revenue Bonds, Series of 1996 (Children's Hospital of Pittsburgh), 5.30%
              Due 7/1/26. (Original issue discount bonds delivered on or about December
              11, 1996 at a price of 94.311% of principal amount.)
     510,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     490,000  Lehigh County Industrial Development Authority, Pollution Control Revenue   2005 at 102  AAA   Aaa
              Refunding Bonds, 1995 Series A (Pennsylvania Power & Light Company
              Project), 6.15% Due 8/1/29.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     500,000  South Fork Municipal Authority (Pennsylvania), Hospital Revenue Bonds,      2006 at 102  AAA   Aaa
              Series A of 1996 (Conemaugh Valley Memorial Hospital Project), 5.75% Due
              7/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/17/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.84     4.90 %      5.33%   5.34%   5.36%   5.37%   5.38%   5.39 %
 500 / $50,000              101.68     4.75        5.34    5.35    5.37    5.38    5.39    5.40
 1,000 / $100,000           101.41     4.50        5.35    5.37    5.38    5.40    5.40    5.42
 2,500 / $250,000           101.15     4.25        5.36    5.39    5.40    5.42    5.41    5.44
 5,000 / $500,000           100.36     3.50        5.41    5.44    5.44    5.47    5.46    5.49
 10,000 / $1,000,000         99.85     3.00        5.43    5.48    5.47    5.51    5.48    5.53
 25,000 / $2,500,000         99.33     2.50        5.46    5.52    5.49    5.55    5.51    5.57
 50,000 / $5,000,000         98.83     2.00        5.49    5.55    5.52    5.58    5.54    5.60

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.33  % 7.61%   7.96%   8.60%      9.11 %
         5.34    7.63    7.97    8.61       9.13
         5.35    7.64    7.99    8.63       9.15
         5.36    7.66    8.00    8.65       9.16
         5.41    7.73    8.07    8.73       9.25
         5.43    7.76    8.10    8.76       9.28
         5.46    7.80    8.15    8.81       9.33
         5.49    7.84    8.19    8.85       9.38

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .6475
 Monthly plan            7/15/97       .4518   $ 5.4251
 Quarterly plan          8/15/97       .9090
                        11/15/97      1.3635     5.4571
 Semi-annual plan       11/15/97      2.2815
                         5/15/98      2.7378     5.4761
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.92 =  98.116
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/17/97)        interest
 98.116       X   $5.4251        =   $532.29
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)